Commitments and Contingencies - Summary Of Operating Lease Right Of Use Assets And Lease Liability (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Right-of-use assets	₨ 160,879.7	$ 1,714.6	₨ 142,297.4
Lease liabilities	₨ 174,558.0	$ 1,860.4	₨ 153,929.8